Related party balances and transactions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Related party balances and transactions
Related party transactions	$ 0	$ 0	$ 0
Luo Min
Related party balances and transactions
Relationship with the company	Founder, chief executive officer and controlling shareholder of the Company